Intangible Assets, Net (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 1,459	$ 479	$ 2,222	$ 1,281